Subsequent Events (Details) $ in Thousands					1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 18, 2026 USD ($) Company	Feb. 18, 2026 USD ($) Vessel Contract t	Dec. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 12, 2026 USD ($) shares	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Subsequent Events [Abstract]
Proceeds from issuance of common stock								$ 0	$ 0	$ 13,562
ATM [Member]
Subsequent Events [Abstract]
Common shares issued (in shares) | shares								0	0
Related Party [Member] | Rubico Inc [Member]
Subsequent Events [Abstract]
Newbuilding Yacht Consideration paid				$ 15,500
Newbuilding Yacht Consideration settled				19,500				$ 19,500
Tanker SPA [Member]
Subsequent Events [Abstract]
Contractual commitments				41,093				41,093
Contractual commitments payable in 2026				$ 19,593				$ 19,593
Subsequent Event [Member]
Subsequent Events [Abstract]
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Term SOFR [Member]
Subsequent Event [Member] | ATM [Member]
Subsequent Events [Abstract]
Common shares issued (in shares) | shares						804,322
Proceeds from issuance of common stock						$ 3,918
Subsequent Event [Member] | Related Party [Member] | Rubico Inc [Member]
Subsequent Events [Abstract]
Newbuilding Yacht Consideration paid							$ 9,000
Newbuilding Yacht Consideration settled	$ 28,500				$ 28,500		28,500
Subsequent Event [Member] | Sale and Leaseback Financing Agreements with Two Major Chinese Leasing Companies [Member]
Subsequent Events [Abstract]
Term of time charter			7 years
Term of time charter extension			4 years
Number of major Chinese leasing companies | Company		2
Percentage of commitments that are financed		85.00%
Basis spread on variable rate		1.80%
Frequency of periodic payment		quarterly
Installment payment		$ 506
Term		10 years
Balloon payment		$ 18,200
Subsequent Event [Member] | Series G Preferred Shares [Member]
Subsequent Events [Abstract]
Issuance of preferred shares (in shares) | shares	14,000
Subsequent Event [Member] | Shipbuilding Contracts for Newbuilding Tankers [Member]
Subsequent Events [Abstract]
Number of newbuilding vessels to be purchased | Vessel			9
Vessel capacity | t			47,499
Contractual commitments			$ 406,800
Contractual commitments payable in 2026			$ 61,020
Number of shipbuilding contracts | Contract			9
Contractual commitments settled	$ 61,020				61,020		$ 61,020
Subsequent Event [Member] | Tanker SPA [Member]
Subsequent Events [Abstract]
Contractual commitments			$ 41,093
Payments of contractual commitments			6,000		$ 1,500
Settlement of contractual commitments	$ 14,000
Contractual commitments payable in 2026			$ 19,593
Subsequent Event [Member] | Tanker SPA [Member] | Series G Preferred Shares [Member]
Subsequent Events [Abstract]
Issuance of preferred shares (in shares) | shares	14,000